CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($)	CIK 0001822888 Virtuoso Acquisition Corp [Member] A Ordinary Shares Common Stock [Member]	CIK 0001822888 Virtuoso Acquisition Corp [Member] B Ordinary Shares Common Stock [Member]	CIK 0001822888 Virtuoso Acquisition Corp [Member] Additional Paid-in Capital	CIK 0001822888 Virtuoso Acquisition Corp [Member] Accumulated Deficit	CIK 0001822888 Virtuoso Acquisition Corp [Member]	B Ordinary Shares Common Stock [Member]	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at beginning of period at Dec. 31, 2018						$ 67,000	$ 94,231,000	$ (62,871,000)	$ 31,752,000
Balance at beginning of period (shares) at Dec. 31, 2018						5,296,549
Class B common stock issued to Sponsor							(1,000)
Balance at end of period at Dec. 31, 2019						$ 67,000	94,315,000	(91,895,000)	$ 3,830,000
Balance at end of period (shares) at Dec. 31, 2019						5,296,549
Issuance of ordinary shares (shares)									55,744
Balance at end of period at Dec. 31, 2020		$ 575	$ 24,425	$ (732)	$ 24,268	$ 67,000	104,799,000	(146,770,000)	$ (41,776,000)
Balance at end of period (shares) at Dec. 31, 2020		5,750,000				5,296,549
Balance at beginning of period at Aug. 24, 2020	$ 0	$ 0	0	0	0
Balance at beginning of period (shares) at Aug. 24, 2020	0	0
Class B common stock issued to Sponsor		$ 345	24,655		25,000
Issuance of ordinary shares (shares)		3,450,000
Net income (loss)				(683)	(683)
Balance at end of period at Sep. 30, 2020		$ 345	24,655	(683)	24,317	$ 67,000	94,315,000	(114,780,000)	(18,634,000)
Balance at end of period (shares) at Sep. 30, 2020		3,450,000				5,296,549
Balance at beginning of period at Aug. 24, 2020	$ 0	$ 0	0	0	0
Balance at beginning of period (shares) at Aug. 24, 2020	0	0
Class B common stock issued to Sponsor		$ 575	24,425	0	25,000
Issuance of ordinary shares (shares)		5,750,000
Balance at end of period at Dec. 31, 2020		$ 575	24,425	(732)	24,268	$ 67,000	104,799,000	(146,770,000)	(41,776,000)
Balance at end of period (shares) at Dec. 31, 2020		5,750,000				5,296,549
Excess of cash received over initial fair value of private warrants			1,122,000		1,122,000
Accretion of Class A common stock subject to possible redemption			$ (1,146,425)	(20,748,958)	(21,895,383)
Net income (loss)				3,176,347	3,176,347
Balance at end of period at Mar. 31, 2021		$ 575		(17,573,343)	(17,572,768)	$ 67,000	121,760,000	(226,203,000)	(104,572,000)
Balance at end of period (shares) at Mar. 31, 2021		5,750,000				5,296,549
Net income (loss)				(20,887,949)	(20,887,949)
Balance at end of period at Jun. 30, 2021		$ 575		(38,461,292)	(38,460,717)	$ 67,000	132,023,000	(283,028,000)	(150,375,000)
Balance at end of period (shares) at Jun. 30, 2021		5,750,000				5,296,549
Net income (loss)				10,213,053	10,213,053
Balance at end of period at Sep. 30, 2021		$ 575		$ (28,248,239)	$ (28,247,664)	$ 70,000	$ 146,768,000	$ (308,678,000)	$ (157,684,000)
Balance at end of period (shares) at Sep. 30, 2021		5,750,000				5,476,837